Income Taxes - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Taiwan	$ 21,530
Total current	21,530
Deferred:
Taiwan
Total deferred
Total income tax expense	$ 21,530